Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Trade accounts receivable from third-part customers	$3,208,916	$3,922,211
Less: allowances for doubtful accounts	(2,146,679)	(1,771,761)
Total accounts receivable from third-party customers, net	1,062,237	2,150,450
Add: accounts receivable, net, related parties	108,188	83,736
Accounts receivable, net	$1,170,425	$2,234,186

Schedule of Allowance for Credit Losses	Allowance for credit losses movement is as follows:
	For the Year ended December 31, 2023	For the Year ended December 31, 2022
Beginning balance	$1,771,761	$904,052
Provision for credit losses	433,867	981,811
Recovery	(7,061)
Write off	-	(22,290)
Foreign exchange translation	(51,888)	(91,812)
Ending balance	$2,146,679	$1,771,761

Schedule of Accounts Receivable Aging	Below is the aging schedule of accounts receivable as of December 31, 2023 and 2022:
	As of December 31, 2023	As of December 31, 2022
Accounts Receivable Aging:
Less than 3 months	$296,148	$462,575
From 4 to 6 months	6,203	1,262,588
From 7 to 9 months	18,446	1,440,668
From 10 to 12 months	132,538	86,712
Over 1 year	2,863,769	753,404
Bad debt reserve	(2,146,679)	(1,771,761)
Accounts Receivable, net	$1,170,425	$2,234,186